Note 8 - Debt, Credit Agreement and Leases (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jul. 21, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026	May 03, 2024	Jul. 09, 2020	Feb. 19, 2020
New Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 218,300
New Credit Agreement [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity						$ 75,000
Letters of Credit Outstanding, Amount					$ 8,000
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Line of Credit Facility [Line Items]
Spread over the London Interbank Offered Rate	0.50%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity						150,000
Line of credit facility, commitment fee percentage	0.45%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Line of Credit Facility [Line Items]
Spread over the London Interbank Offered Rate		2.00%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Spread over the London Interbank Offered Rate		1.00%
Debt instrument, basis spread on variable rate, applicable margin	1.00%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Leverage Ratio Applicable Margin [Member]
Line of Credit Facility [Line Items]
Debt instrument, participation fee, percent	2.00%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity						$ 225,000
Line of credit facility, commitment fee percentage	0.7875%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Line of Credit Facility [Line Items]
Spread over the London Interbank Offered Rate		3.50%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Spread over the London Interbank Offered Rate		2.50%
New Credit Agreement [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Leverage Ratio Applicable Margin [Member]
Line of Credit Facility [Line Items]
Debt instrument, participation fee, percent	3.50%
New Credit Agreement [Member] | Letter of Credit [Member]
Line of Credit Facility [Line Items]
Letters of credit, drawn amount					0
IQ Notes [Member]
Line of Credit Facility [Line Items]
Debt instrument total payment		$ 34,700
Senior Notes [Member] | The 2028 Senior Notes [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage		7.25%	7.25%					7.25%
Interest expense debt		$ 200
Payments of debt issuance costs		1,100
Debt instrument call premium		3,800
Loss on Extinguishment		4,900
Partially redeemed amount		212,000
Debt instrument total payment		216,000
Senior Notes [Member] | New Credit Agreement [Member]
Line of Credit Facility [Line Items]
Letters of credit, drawn amount		$ 225			$ 225,000
Senior Notes [Member] | IQ Notes [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage		7.25%	7.25%		7.25%		6.515%
Interest expense debt		$ 1,100	$ 2,200	$ 2,300
Payment of Interest		$ 1,100